Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 83,360	$ 86,036
Short-term investments	153,928	214,915
Accounts receivable-third parties	42,758	40,176
Inventories	14,223	12,309
Other current assets	15,227	17,105
Total current assets	309,496	370,541
Property, plant and equipment	17,669	16,616
Right-of-use assets	6,792
Investments in equity investees	146,977	138,318
Deferred issuance costs	7,506
Other assets	6,774	6,643
Total assets	495,214	532,118
Current liabilities
Accounts payable	26,145	25,625
Other payables, accruals and advance receipts	75,567	56,327
Lease liabilities	3,529
Other current liabilities	5,364	3,527
Total current liabilities	110,605	85,479
Lease liabilities	3,714
Long-term bank borrowings		26,739
Other liabilities	7,858	7,645
Total liabilities	122,177	119,863
Commitments and contingencies
Company's shareholders' equity
Ordinary shares; $0.10 par value; 1,500,000,000 shares authorized; 666,577,450 and 666,577,450 shares issued at June 30, 2019 and December 31, 2018 respectively	66,658	66,658
Additional paid-in capital	510,699	505,585
Accumulated losses	(229,067)	(183,004)
Accumulated other comprehensive loss	(400)	(243)
Total Company's shareholders' equity	347,890	388,996
Non-controlling interests	25,147	23,259
Total shareholders' equity	373,037	412,255
Total liabilities and shareholders' equity	$ 495,214	$ 532,118